Annual Operating Expenses {- Franklin Emerging Market Debt Opportunities Fund} - Franklin Emerging Market Debt Opportunities Fund-17 - Franklin Emerging Market Debt Opportunities Fund - Advisor Class	Dec. 01, 2020
Operating Expenses:
Management fees	0.85%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.17%
Other expenses of the Subsidiary	0.02%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	1.06%
Fee waiver and/or expense reimbursement	(0.04%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.02%	[2],[3]

[1]

1. Management fee expenses have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

3. The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that Fund expenses (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed 1.00% until November 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation. The investment manager also has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for one year following the date of this prospectus. The contractual fee waiver and/or expense reimbursement agreement may not be changed or terminated during the time period set forth above.